REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

(3) REVENUE RECOGNITION

The company’s primary source of revenue is derived from time charter contracts for which the company provides a vessel and crew on a rate per day of service basis. Services provided under respective charter contracts represent a single performance obligation satisfied over time and are comprised of a series of time increments; therefore, vessel revenues are recognized on a daily basis throughout the contract period. These vessel time charter contracts are generally either on a “term” basis (ranging from three months to three years) or on a “spot” basis. Spot contract terms generally range from one day to three months. There are no material differences in the cost structure of the company’s contracts based on whether the contracts are spot or term since the operating costs are generally the same without regard to the length of a contract. Customers are typically billed on a monthly basis for dayrate services and payment terms are generally 30 to 45 days.

Occasionally, customers pay additional lump-sum fees to the company in order to either mobilize a vessel to a new location prior to the start of a charter contract or demobilize the vessel at the end of a charter contract. Mobilizations are not considered to be a separate performance obligation, thus, the company has determined that mobilization fees are a component of the vessel’s charter contract. As such, the company defers lump-sum mobilization fees as a liability and recognizes such fees as revenue consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the term of the vessel’s respective charter. Lump-sum demobilization revenue expected to be received upon contract termination is deferred as an asset and recognized ratably as revenue but only in circumstances where the receipt of the demobilization fee at the end of the contract is estimable and there is a high degree of certainty that collection will occur. Costs associated with mobilizations and demobilizations are recognized in vessel operating expense.

Customers also occasionally reimburse the company for modifications to vessels in order to meet contractual requirements. These vessel modifications are not considered to be a separate performance obligation of the vessel’s charter; thus, the company records a liability for lump-sum payments made by customers for vessel modification and recognizes it as revenue consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the term of the vessel’s respective charter.

Total revenue is determined for each individual contract by estimating both fixed (mobilization, demobilization and vessels modifications) and variable (dayrate services) consideration expected to be earned over the contract term. The company has applied the optional exemption under the revenue standard and has not disclosed the estimated transaction price related to the variable portion of the unsatisfied performance obligation at the end of the reporting period.

Prior to the adoption of ASU 2014-09, the company recognized mobilization fees as revenue in the period earned and customer reimbursed vessel modifications were not reflected in earnings.

Costs associated with customer-directed mobilizations and reimbursed modifications to vessels are considered costs of fulfilling a charter contract and are expected to be recovered. Mobilization costs such as crew, travel, fuel, port fees, temporary importation fees and other costs are deferred as an asset and amortized as other vessel operating expenses consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the term of such vessel’s charter. Costs incurred for modifications to vessels in order to meet contractual requirements are capitalized as a fixed asset and depreciated either over the term of the respective charter contract or over the remaining estimated useful life of the vessel in instances where the modification is a permanent upgrade to the vessel and enhances its usefulness.

The following table discloses the amount of revenue by segment and in total for the worldwide fleet, for the quarters and six month periods ended June 30, 2018 and 2017:

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Vessel revenues:
Americas	$32,601	31,887	58,682	112,420
Middle East/Asia Pacific	22,406	27,766	40,794	54,444
Europe/Mediterranean Sea	13,357	11,031	22,980	21,197
West Africa	35,810	41,573	69,212	81,101

	104,174	112,257	191,668	269,162

Contract Balances

Trade accounts receivables are recognized when revenue is earned and collectible. Contract assets include pre-contract costs, primarily related to vessel mobilizations, which have been deferred and will be amortized as other vessel expenses consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the term of such vessel’s charter. Contract liabilities include payments received for mobilizations or reimbursable vessel modifications to be recognized consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the term of such vessel’s charter. At June 30, 2018, the company had $0.1 million of deferred mobilization costs included within other current assets and $1.2 million of contract liabilities/deferred revenue included within other current liabilities.

The table below summarizes the revenue expected to be recognized in future quarters related to unsatisfied performance obligations as of June 30, 2018:

	Successor For the quarter period ended
(In thousands)	September 30, 2018	December 31, 2018	Total
Contract liabilities/deferred revenue	$692	552	1,244

The impact of adopting the new revenue recognition guidance on the unaudited condensed consolidated balance sheets, statement of earnings (loss) and statement of cash flows as of and for the six months ended June 30, 2018 was immaterial.